LONG-TERM INVESTMENTS, NET (Details Narrative) ¥ in Thousands	Sep. 12, 2025 USD ($)	Aug. 22, 2025 USD ($)	Sep. 30, 2022 USD ($)	Jul. 06, 2022	May 31, 2022	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 12, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Aug. 22, 2025 CNY (¥)	Feb. 08, 2025 USD ($)	Feb. 08, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Apr. 07, 2020 USD ($)	Apr. 07, 2020 CNY (¥)	Feb. 28, 2019
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity method investment	$ 728,474		$ 573,906					¥ 5,170	$ 198,778	¥ 1,400				$ 760,713		$ 696,618			$ 308,384	¥ 2,000
Equity investments using the measurement alternative														$ 997,802
Sichuan Leishen Hongzhuo Energy Development Co Ltd [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity method investment	827,316							¥ 5,880											478,503	3,400
Realized gain	$ 98,842	$ 216,634
Shuifu Yongcheng [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity method investment		$ 415,412									¥ 2,950								$ 308,384	¥ 2,000
Sichuan Shunengwei Energy Development Co Ltd [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Proportion of existing shares transferred, description				On July 6, 2022, Leishen Hongzuo transferred 10% of all the existing shares of Hongzhuo Shuya to Sichuan Shunengwei Energy Technology Co., Ltd., which decreased the proportion of shares held to 41%
China Oil Blue Ocean Petroleum Technology Inc [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity method investment												$ 984,026	¥ 6,990				$ 2,120,300	¥ 14,850
Equity investments using the measurement alternative						$ 997,800									¥ 6,990
Jining Eni Energy Technology Co Ltd [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Proportion of existing shares transferred, description			China Oil Blue Ocean transferred its 2.5% and 42.5% shares of Sichuan TIBO to Jining Eni Energy Technology Co., Ltd. After that, the share held by China Oil Blue Ocean in Sichuan TIBO decreased to 40%		China Oil Blue Ocean transferred its 2.5% and 42.5% shares of Sichuan TIBO to Jining Eni Energy Technology Co., Ltd. After that, the share held by China Oil Blue Ocean in Sichuan TIBO decreased to 40%
Sichuan Leishen Hongzhuo Energy Development Co Ltd [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity interest, rate	41.00%							41.00%											34.00%	34.00%	51.00%
Shuifu Yongcheng [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity interest, rate		34.00%									34.00%
China Oil Blue Ocean Petroleum Technology Inc [Member]
InvestmentsAllOtherInvestmentsLineItems [Line Items]
Equity interest, rate												40.00%	40.00%				85.00%	85.00%